Share-Based Compensation (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Summary of Share-Based Payment Award, Employee Stock Purchase Plan, Valuation Assumptions
The fair value of the Company’s share options granted to employees for the three and six months ended June 30, 2020 and 2021 was estimated using the
Black Scholes pricing model under the
following assumptions:

	Six Months Ended June 30		Three Months Ended June 30
	2020	2021	2020	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Expected term, in years	6.25	3.5 - 6.25	6.25	3.5 - 6.25
Expected volatility	65% - 70%	63% - 77%	65% - 70%	63% - 77%
Risk-Free interest rate	0.53% - 0.74%	0.48% - 0.76%	0.53%	0.48% - 0.76%
Expected dividend yield	0%	0%	0%	0%

The fair value of the Company’s share options granted to employees for the years ended December 31, 2020, 2019 and 2018, was estimated using the following weighted average assumptions:

	Year ended December 31,
	2020	2019	2018
Expected term, in years	6.25	6.25	6.25
Expected volatility	65%	65% - 70%	70% - 75%
Risk-Free interest rate	0.46% - 1.74%	1.77% - 2.65%	2.68% - 3.13%
Expected dividend yield	0%	0%	0%

Summary of Share-Based Compensation Arrangements by Share-based Payment Award
A summary of employee option balances under the 2016 Plan as of December 31, 2020, and changes during the year then ended are as follows:

	Number of options	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2020	7,834,282	$0.48	8.26	$18,153
Granted	2,581,589	$1.14
Exercised	(1,092,938)	$0.26		$6,734
Forfeited	(833,425)	$0.68
Expired	(18,750)	$0.79

Outstanding at December 31, 2020	8,470,758	$0.68	7.92	$48,594

Exercisable at December 31, 2020	4,161,444	$0.44	7.07	$24,873

Summary of Management Earn-Out Shares Granted to Officers
The fair value of the Management earn-out shares granted to officers for the three and six months ended June 30, 2021 was estimated using the Monte Carlo pricing model under the following assumptions:

	Six Months Ended June 30	Three Months Ended June 30
	2021	2021
	(Unaudited)	(Unaudited)
Stock Price	$9.75	$9.75
Expected volatility	77.50%	77.50%
Risk-Free interest rate	0.66%	0.66%

Summary of Share-Based Payment Arrangement, Expensed and Capitalized, Amount
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Six Months Ended June 30		Three Months Ended June 30
	2020	2021	2020	2021
	(Unaudited)	(Unaudited)	(Unaudited)	(Unaudited)
Research and development	$1,339	$18,858	$524	$17,608
Sales and marketing	140	14,584	73	14,306
General and administrative	106	18,220	55	17,973

	$1,585	$51,662	$652	$49,887

The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	Year ended December 31,
	2020	2019	2018
Research and development	$2,649	$1,695	$1002
Sales and marketing	338	374	285
General and administrative	209	102	90

	$3,196	$2,171	$1,377